Geographic and Segment Information - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Net property, plant and equipment	$ 20,529		$ 20,553	$ 35,409
Restricted cash	3,750		3,732	3,668
Notes receivable, non-current			1,493	3,328
Mineral property expenses	634	$ 782	3,538	4,584
General and administrative	1,836	1,805	7,357	6,614
Acquisition related expenses		755	600	1,003
Accretion of asset retirement costs	126	134	993	1,039
Depreciation and amortization	23	34	116	142
Impairment of uranium properties			23,712	11,436
Total operating expenses	2,619	3,510	36,049	24,818
Loss from operations	2,619	3,510
Other income	(555)	91	365	5,530
Loss before taxes	(3,174)	(3,419)
Long Term Assets [Member]
Net property, plant and equipment			20,553	35,409
Restricted cash			3,732	3,668
Notes receivable, non-current			1,493	3,328
Total long-term assets			25,778	42,405
Operating Results [Member]
Mineral property expenses			3,538	4,584
General and administrative			7,357	6,614
Acquisition related expenses			333	1,003
Accretion of asset retirement costs			993	1,039
Depreciation and amortization			116	142
Impairment of uranium properties			23,712	11,436
Total operating expenses			36,049	24,818
Loss from operations			(36,049)	(24,818)
Other income			365	5,530
Loss before taxes			(35,684)	(19,288)
Corporate [Member]
Net property, plant and equipment	150		162
General and administrative		1,353
Acquisition related expenses		755
Depreciation and amortization	1	1
Loss from operations	1,280	2,109
Other income	(555)	81
Loss before taxes	(1,835)	(2,028)
Corporate [Member] | Long Term Assets [Member]
Net property, plant and equipment			162	211
Restricted cash
Notes receivable, non-current				834
Total long-term assets			162	1,045
Corporate [Member] | Operating Results [Member]
Mineral property expenses
General and administrative			4,986	4,791
Acquisition related expenses			333	1,003
Accretion of asset retirement costs
Depreciation and amortization			5	5
Impairment of uranium properties
Total operating expenses			5,324	5,799
Loss from operations			(5,324)	(5,799)
Other income			196	573
Loss before taxes			(5,128)	(5,226)
Uranium [Member]
Net property, plant and equipment	11,407		11,418
Restricted cash	3,740		3,722
Notes receivable, non-current			1,493
Mineral property expenses	553	774
General and administrative		452
Accretion of asset retirement costs	126	134
Depreciation and amortization	22	33
Loss from operations	1,093	1,393
Other income		10
Loss before taxes	(1,093)	(1,383)
Uranium [Member] | Long Term Assets [Member]
Net property, plant and equipment			11,418	35,198
Restricted cash			3,722	3,668
Notes receivable, non-current			1,493	2,494
Total long-term assets			16,633	41,360
Uranium [Member] | Operating Results [Member]
Mineral property expenses			2,917	3,383
General and administrative			1,846	1,823
Acquisition related expenses
Accretion of asset retirement costs			993	1,039
Depreciation and amortization			110	137
Impairment of uranium properties			23,712	11,436
Total operating expenses			29,578	17,818
Loss from operations			(29,578)	(17,818)
Other income			168	4,957
Loss before taxes			(29,410)	(12,861)
Lithium [Member]
Mineral property expenses	1	8
Loss from operations	1	8
Loss before taxes	(1)	$ (8)
Lithium [Member] | Long Term Assets [Member]
Net property, plant and equipment
Restricted cash
Notes receivable, non-current
Total long-term assets
Lithium [Member] | Operating Results [Member]
Mineral property expenses			481	1,201
General and administrative
Acquisition related expenses
Accretion of asset retirement costs
Depreciation and amortization
Impairment of uranium properties
Total operating expenses			481	1,201
Loss from operations			(481)	(1,201)
Other income
Loss before taxes			(481)	(1,201)
Graphite [Member]
Net property, plant and equipment	8,972		8,973
Restricted cash	10		10
Mineral property expenses	80
Loss from operations	245
Loss before taxes	$ (245)
Graphite [Member] | Long Term Assets [Member]
Net property, plant and equipment			8,973
Restricted cash			10
Notes receivable, non-current
Total long-term assets			8,983
Graphite [Member] | Operating Results [Member]
Mineral property expenses			140
General and administrative			525
Acquisition related expenses
Accretion of asset retirement costs
Depreciation and amortization			1
Impairment of uranium properties
Total operating expenses			666
Loss from operations			(666)
Other income			1
Loss before taxes			$ (665)